Per Share Amounts - Additional Information (Detail) - CAD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share [Line Items]
Dividends paid on common shares	$ 245	$ 225	$ 166
Dividend paid per share	$ 0.20	$ 0.20	$ 0.20
Dividend declared but not paid	$ 0.05
NSRs [Member]
Earnings Per Share [Line Items]
Options excluded from diluted weighted average number of shares	34,000	43,000	42,000
TSARs [Member]
Earnings Per Share [Line Items]
Options excluded from diluted weighted average number of shares	0	81	3,000